Dividends Dividends	6 Months Ended
Jun. 30, 2018
Disclosure Cash Dividends [Abstract]
Dividends
Dividends
All dividends of the Company are made on a discretionary basis as determined by the Board. The Company declares and pays the dividend on its commons shares in U.S. dollars. Dividends declared during the three and six months ended June 30, 2018 and 2017 were as follows:

	Three Months Ended June 30
	2018			2017
	Dividend	Dividend per share		Dividend	Dividend per share
Common shares	$60,739		$0.1282	$45,034		$0.1165
Series A preferred shares	$1,046	C$	0.2813	$1,003	C$	0.2813
Series D preferred shares	$968	C$	0.3125	$930	C$	0.3125

	Six Months Ended June 30
	2018			2017
	Dividend	Dividend per share		Dividend	Dividend per share
Common shares	$111,359		$0.2447	$90,170		$0.2330
Series A preferred shares	$2,114	C$	0.5626	$2,024	C$	0.5626
Series D preferred shares	$1,956	C$	0.6250	$1,875	C$	0.6250